Other accounts receivable (Details) - MXN ($) $ in Thousands	Dec. 31, 2022		Dec. 31, 2021
Current [Abstract]
Recoverable taxes	$ 193,508		$ 202,903
Services for port, maritime and other operations	112,714		57,620
Employees	4,549		3,287
Insurance claims	794		842
Others	25,530		7,369
Other accounts receivable	337,095		272,021
Non-current [Abstract]
Value added tax recoverable	273,314	[1]	280,000
Other accounts receivable	$ 610,409		$ 552,021

[1]	During the 2022 and 2021, the VAT recovery processes have been affected by practices of the tax authorities to extend the recovery periods.